UNITED STATES

						SECURITIES AND EXCHANGE COMMISSION

						Washington, D.C.  20549

							Form 13F

						FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [ ]; Amendment Number:


This Amendment:  	[ ] is a restatement.

			[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

				Name:		Independent Franchise Partners, LLP

				Address:   	Level 5
            					20 Balderton Street
            					London
            					W1K 6TL



					Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		John Kelly Jones

Title:		Chief Operating Officer

Phone:      	0044 207 495 9070


Signature, 		Place, 		and Date of Signing:
John Kelly Jones	London
5 May 2010
Report Type:

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	NONE

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total:  796,499

List of Other Included Managers:  NONE






	FORM 13F INFORMATION TABLE


NAME OF ISSUER		TITLE OF CLASS		CUSIP		VALUE 		SHARES	SH/	PUT/	INVSTMT 	OTHER 		VOTING AUTHORITY
								(x$1000)	PRN AMT	PRH	CALL	DSCERETN	MANAGERS	SOLE	SHARED	NONE

ACCENTURE PLC                 COM		G1151C101  	2332		55602   SH		Sole		None		55602	0	0
BROWN-FORMAN INC              COM		115637209  	1335		22460   SH		Sole		None		22460	0	0
CAREER ED CORP                COM		141665109 	64572		2040857 SH		Other		None		1554130	0	486727
DENTSPLY INTL INC             COM		249030107  	1153		33101   SH		Sole		None		33101	0	0
EBAY INC                      COM		278642103  	63473		2355219 SH		Other		None		1787982	0	567237
FORTUNE BRANDS INC            COM		349631101  	38461		792857  SH		Other		None		603427	0	189430
HARLEY DAVIDSON INC           COM		412822108 	46494		1656381 SH		Other		None		1260302	0	396079
JOHNSON & JOHNSON             COM		478160104	46861		718728  SH		Other		None		552338	0	166390
KELLOGG CO                    COM		487836108 	39198		733647  SH		Other		None		562421	0	171226
KIMBERLY-CLARK CORP           COM		494368103  	2255		35876   SH		Sole		None		35876	0	0
KRAFT FOODS INC               COM		50075N104 	461		15247   SH		Sole		None		15247	0	0
LAUDER ESTEE COS INC          COM		518439104 	51177		788926  SH		Other		None		603296	0	185630
MCGRAW HILL COMPANIES INC     COM		580645109  	54927		1540749 SH		Other		None		1169819	0	370930
MEAD JOHNSON NUTRITION CO     COM		582839106 	52541		1009833 SH		Other		None		768520	0	241313
MOODYS CORP                   COM		615369105  	56102		1885806 SH		Other		None		1436092	0	449714
PEPSICO INC                   COM		713448108  	1518		22955   SH		Sole		None		22955	0	0
PHILIP MORRIS INTL INC        COM		718172109  	125569		2407391 SH		Other		None		1842041	0	565350
PROCTER & GAMBLE CO           COM		742718109  	62840		993206  SH		Other		None		761586	0	231620
REYNOLDS AMERICAN INC         COM		761713106  	3260		60397   SH		Sole		None		60397	0	0
SCOTTS MIRACLE-GRO CO         COM		810186106  	54865		1183731 SH		Other		None		906790	0	276941
WEIGHT WATCHERS INTL INC      COM		948626106 	27105		1061726 SH		Other		None		811502	0	250224